NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-D (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

2

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRASP	1,034,990	$10,074,700	$10,807,774	$84	$10,807,858	$-	$10,807,858	$10,805,327	$2,531	$10,807,858
WRBDP	1,382,358	7,379,467	8,365,614	6	8,365,620	-	8,365,620	8,360,797	4,823	8,365,620
WRBP	872,681	6,599,156	7,600,527	1	7,600,528	-	7,600,528	7,598,299	2,229	7,600,528
WRCEP	1,117,012	12,599,524	16,044,207	-	16,044,207	53	16,044,154	16,041,361	2,793	16,044,154
WRDIV	242,495	1,591,388	1,459,675	-	1,459,675	21	1,459,654	1,457,999	1,655	1,459,654
WRENG	64,104	234,592	159,035	-	159,035	4	159,031	159,031	-	159,031
WRGNR	147,492	661,286	486,782	-	486,782	36	486,746	486,746	-	486,746
WRGP	1,810,370	18,822,953	22,995,322	-	22,995,322	84	22,995,238	22,993,145	2,093	22,995,238
WRHIP	1,800,482	6,141,738	6,112,998	-	6,112,998	18	6,112,980	6,110,526	2,454	6,112,980
WRI2P	74,971	1,231,370	1,225,442	-	1,225,442	35	1,225,407	1,225,033	374	1,225,407
WRIP	961,014	3,863,627	4,126,307	28	4,126,335	-	4,126,335	4,125,484	851	4,126,335
WRMCG	170,914	1,965,265	2,988,254	-	2,988,254	55	2,988,199	2,988,199	-	2,988,199
WRMMP	3,516,452	3,516,452	3,516,452	21	3,516,473	-	3,516,473	3,516,473	-	3,516,473
WRRESP	128,126	922,203	893,398	-	893,398	8	893,390	892,454	936	893,390
WRSCP	850,638	8,031,736	10,275,706	54	10,275,760	-	10,275,760	10,273,379	2,381	10,275,760
WRSCV	67,506	960,397	934,933	35	934,968	-	934,968	934,079	889	934,968
WRSTP	463,174	11,732,348	16,615,054	-	16,615,054	65	16,614,989	16,612,126	2,863	16,614,989
WRVP	848,363	5,096,524	5,428,503	22	5,428,525	-	5,428,525	5,427,542	983	5,428,525

Total (unaudited)			$120,035,983	$251	$120,036,234	$379	$120,035,855	$120,008,000	$27,855	$120,035,855

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,244,273	199,123	207,941	99,718	80,068	33,179	3,079	11,297
Mortality and expense risk charges (note 2)	(1,613,767)	(151,524)	(121,558)	(104,781)	(217,788)	(19,414)	(2,572)	(7,387)

Net investment income (loss)	(369,494)	47,599	86,383	(5,063)	(137,720)	13,765	507	3,910

Realized gain (loss) on investments	(1,435,953)	(397,907)	37,899	(417,707)	(106,700)	(147,991)	(152,393)	(76,383)
Change in unrealized gain (loss) on investments	14,516,734	1,289,220	602,600	754,162	2,109,856	137,272	31,760	(34,966)

Net gain (loss) on investments	13,080,781	891,313	640,499	336,455	2,003,156	(10,719)	(120,633)	(111,349)

Reinvested capital gains	6,472,324	166,868	-	380,050	812,531	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,183,611	1,105,780	726,882	711,442	2,677,967	3,046	(120,126)	(107,439)

Investment Activity:	WRGP	WRHIP	WRI2P	WRIP	WRMCG	WRMMP	WRRESP	WRSCP
Reinvested dividends	$-	438,944	28,283	15,037	-	13,742	15,041	-
Mortality and expense risk charges (note 2)	(307,239)	(88,146)	(16,948)	(53,612)	(35,201)	(50,973)	(12,767)	(121,721)

Net investment income (loss)	(307,239)	350,798	11,335	(38,575)	(35,201)	(37,231)	2,274	(121,721)

Realized gain (loss) on investments	(31,727)	(328,040)	(44,980)	(830,021)	143,042	-	(31,621)	(350,309)
Change in unrealized gain (loss) on investments	2,882,803	191,291	84,791	1,513,348	696,044	-	(93,452)	3,204,706

Net gain (loss) on investments	2,851,076	(136,749)	39,811	683,327	839,086	-	(125,073)	2,854,397

Reinvested capital gains	2,804,138	-	219	-	166,000	-	68,834	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,347,975	214,049	51,365	644,752	969,885	(37,231)	(53,965)	2,732,676

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRSCV	WRSTP	WRVP
Reinvested dividends	$-	-	98,821
Mortality and expense risk charges (note 2)	(10,699)	(217,707)	(73,730)

Net investment income (loss)	(10,699)	(217,707)	25,091

Realized gain (loss) on investments	(70,352)	1,501,095	(131,858)
Change in unrealized gain (loss) on investments	101,027	1,187,167	(140,895)

Net gain (loss) on investments	30,675	2,688,262	(272,753)

Reinvested capital gains	34,973	1,832,225	206,486

Net increase (decrease) in contract owners’ equity resulting from operations	$54,949	4,302,780	(41,176)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		WRASP		WRBDP		WRBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(369,494)	(341,571)	47,599	61,425	86,383	101,847	(5,063)	17,967
Realized gain (loss) on investments	(1,435,953)	(1,320,800)	(397,907)	(284,859)	37,899	(140,711)	(417,707)	(351,021)
Change in unrealized gain (loss) on investments	14,516,734	14,286,663	1,289,220	1,890,713	602,600	852,812	754,162	1,132,158
Reinvested capital gains	6,472,324	13,491,618	166,868	442,097	-	-	380,050	582,805

Net increase (decrease) in contract owners’ equity resulting from operations	19,183,611	26,115,910	1,105,780	2,109,376	726,882	813,948	711,442	1,381,909

Equity transactions:
Purchase payments received from contract owners (note 4)	935,788	2,719,416	17,321	91,518	27,267	323,822	26,086	120,828
Transfers between funds	-	-	(385,209)	(701,163)	537,543	198,457	(468,427)	567,425
Redemptions (notes 2, 3, and 4)	(16,096,111)	(22,823,987)	(1,167,510)	(2,017,694)	(918,648)	(1,549,034)	(695,678)	(1,090,937)
Adjustments to maintain reserves	(250)	(9,819)	308	(251)	(21)	46	214	(243)

Net equity transactions	(15,160,573)	(20,114,390)	(1,535,090)	(2,627,590)	(353,859)	(1,026,709)	(1,137,805)	(402,927)

Net change in contract owners’ equity	4,023,038	6,001,520	(429,310)	(518,214)	373,023	(212,761)	(426,363)	978,982
Contract owners’ equity at beginning of period	116,012,817	110,011,297	11,237,168	11,755,382	7,992,597	8,205,358	8,026,891	7,047,909

Contract owners’ equity at end of period	$120,035,855	116,012,817	10,807,858	11,237,168	8,365,620	7,992,597	7,600,528	8,026,891

CHANGE IN UNITS:
Beginning units	4,493,918	5,239,542	353,692	442,966	462,154	525,077	325,034	343,280
Units purchased	562,086	489,900	3,618	4,512	49,818	43,106	15,303	40,438
Units redeemed	(1,096,328)	(1,235,524)	(53,756)	(93,786)	(69,020)	(106,029)	(66,365)	(58,684)

Ending units	3,959,676	4,493,918	303,554	353,692	442,952	462,154	273,972	325,034

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRCEP		WRDIV		WRENG		WRGNR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(137,720)	(136,952)	13,765	20,480	507	(4,771)	3,910	(3,979)
Realized gain (loss) on investments	(106,700)	(388,557)	(147,991)	(105,517)	(152,393)	(55,786)	(76,383)	(82,454)
Change in unrealized gain (loss) on investments	2,109,856	2,844,108	137,272	(19,584)	31,760	68,988	(34,966)	152,185
Reinvested capital gains	812,531	1,554,686	-	397,713	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,677,967	3,873,285	3,046	293,092	(120,126)	8,431	(107,439)	65,752

Equity transactions:
Purchase payments received from contract owners (note 4)	14,729	327,887	1,704	4,544	1,870	2,305	818	21,632
Transfers between funds	(555,551)	(449,713)	94,490	(103,552)	42,826	555	(4,097)	(65,580)
Redemptions (notes 2, 3, and 4)	(1,581,044)	(2,630,702)	(164,883)	(149,141)	(57,643)	(57,722)	(87,034)	(201,952)
Adjustments to maintain reserves	(45)	(39)	5	4	(309)	292	(93)	76

Net equity transactions	(2,121,911)	(2,752,567)	(68,684)	(248,145)	(13,256)	(54,570)	(90,406)	(245,824)

Net change in contract owners’ equity	556,056	1,120,718	(65,638)	44,947	(133,382)	(46,139)	(197,845)	(180,072)
Contract owners’ equity at beginning of period	15,488,098	14,367,380	1,525,292	1,480,345	292,413	338,552	684,591	864,663

Contract owners’ equity at end of period	$16,044,154	15,488,098	1,459,654	1,525,292	159,031	292,413	486,746	684,591

CHANGE IN UNITS:
Beginning units	599,534	718,484	64,555	76,116	41,792	49,081	78,288	106,682
Units purchased	10,207	19,303	6,891	1,782	26,482	5,012	6,561	6,026
Units redeemed	(91,521)	(138,253)	(10,806)	(13,343)	(31,911)	(12,301)	(20,650)	(34,420)

Ending units	518,220	599,534	60,640	64,555	36,363	41,792	64,199	78,288

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGP		WRHIP		WRI2P		WRIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(307,239)	(294,963)	350,798	354,162	11,335	1,085	(38,575)	(31,959)
Realized gain (loss) on investments	(31,727)	200,820	(328,040)	(204,191)	(44,980)	(98,213)	(830,021)	(533,171)
Change in unrealized gain (loss) on investments	2,882,803	1,069,782	191,291	507,438	84,791	222,025	1,513,348	(1,147,393)
Reinvested capital gains	2,804,138	4,933,457	-	-	219	115,873	-	2,545,962

Net increase (decrease) in contract owners’ equity resulting from operations	5,347,975	5,909,096	214,049	657,409	51,365	240,770	644,752	833,439

Equity transactions:
Purchase payments received from contract owners (note 4)	32,599	437,462	18,073	107,520	200	33,195	16,097	38,927
Transfers between funds	(471,715)	(645,819)	(127,787)	75,433	(54,158)	69,680	(185,133)	(88,995)
Redemptions (notes 2, 3, and 4)	(2,308,616)	(4,097,069)	(576,163)	(1,734,853)	(142,853)	(518,466)	(271,073)	(548,374)
Adjustments to maintain reserves	(2)	(91)	(23)	1	(48)	(6)	(245)	267

Net equity transactions	(2,747,734)	(4,305,517)	(685,900)	(1,551,899)	(196,859)	(415,597)	(440,354)	(598,175)

Net change in contract owners’ equity	2,600,241	1,603,579	(471,851)	(894,490)	(145,494)	(174,827)	204,398	235,264
Contract owners’ equity at beginning of period	20,394,997	18,791,418	6,584,831	7,479,321	1,370,901	1,545,728	3,921,937	3,686,673

Contract owners’ equity at end of period	$22,995,238	20,394,997	6,112,980	6,584,831	1,225,407	1,370,901	4,126,335	3,921,937

CHANGE IN UNITS:
Beginning units	674,891	836,742	224,313	278,863	67,342	88,862	201,977	235,773
Units purchased	9,633	20,965	24,044	11,179	5,429	6,884	3,113	6,050
Units redeemed	(92,963)	(182,816)	(49,098)	(65,729)	(15,934)	(28,404)	(26,221)	(39,846)

Ending units	591,561	674,891	199,259	224,313	56,837	67,342	178,869	201,977

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRMMP		WRRESP		WRSCP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(35,201)	(33,555)	(37,231)	13,869	2,274	1,380	(121,721)	(130,723)
Realized gain (loss) on investments	143,042	130,644	-	-	(31,621)	(42,236)	(350,309)	(457,105)
Change in unrealized gain (loss) on investments	696,044	223,862	-	-	(93,452)	271,653	3,204,706	1,659,905
Reinvested capital gains	166,000	377,741	-	438	68,834	5,081	-	646,529

Net increase (decrease) in contract owners’ equity resulting from operations	969,885	698,692	(37,231)	14,307	(53,965)	235,878	2,732,676	1,718,606

Equity transactions:
Purchase payments received from contract owners (note 4)	9,392	31,820	654,413	952,256	1,254	28,145	14,823	62,043
Transfers between funds	80,923	(37,216)	1,866,052	1,556,906	(33,287)	(104,186)	(106,066)	(126,257)
Redemptions (notes 2, 3, and 4)	(293,102)	(658,206)	(2,798,353)	(1,762,379)	(47,793)	(226,979)	(785,646)	(1,668,231)
Adjustments to maintain reserves	14	(63)	110	101	56	(87)	48	(9,779)

Net equity transactions	(202,773)	(663,665)	(277,778)	746,884	(79,770)	(303,107)	(876,841)	(1,742,224)

Net change in contract owners’ equity	767,112	35,027	(315,009)	761,191	(133,735)	(67,229)	1,855,835	(23,618)
Contract owners’ equity at beginning of period	2,221,087	2,186,060	3,831,482	3,070,291	1,027,125	1,094,354	8,419,925	8,443,543

Contract owners’ equity at end of period	$2,988,199	2,221,087	3,516,473	3,831,482	893,390	1,027,125	10,275,760	8,419,925

CHANGE IN UNITS:
Beginning units	57,890	77,320	390,008	312,898	38,181	49,880	313,018	381,511
Units purchased	5,714	4,833	368,026	302,828	1,486	1,306	7,740	5,258
Units redeemed	(10,590)	(24,263)	(395,498)	(225,718)	(4,900)	(13,005)	(39,449)	(73,751)

Ending units	53,014	57,890	362,536	390,008	34,767	38,181	281,309	313,018

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRSCV		WRSTP		WRVP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(10,699)	(11,841)	(217,707)	(225,701)	25,091	(39,342)
Realized gain (loss) on investments	(70,352)	(25,593)	1,501,095	1,243,113	(131,858)	(125,963)
Change in unrealized gain (loss) on investments	101,027	44,181	1,187,167	3,421,771	(140,895)	1,092,059
Reinvested capital gains	34,973	154,013	1,832,225	1,428,788	206,486	306,435

Net increase (decrease) in contract owners’ equity resulting from operations	54,949	160,760	4,302,780	5,867,971	(41,176)	1,233,189

Equity transactions:
Purchase payments received from contract owners (note 4)	60,605	25,790	28,859	72,549	9,678	37,173
Transfers between funds	87,414	(8,723)	(224,719)	(178,609)	(93,099)	41,357
Redemptions (notes 2, 3, and 4)	(78,978)	(128,508)	(3,773,476)	(2,827,072)	(347,618)	(956,668)
Adjustments to maintain reserves	76	(51)	(364)	37	69	(33)

Net equity transactions	69,117	(111,492)	(3,969,700)	(2,933,095)	(430,970)	(878,171)

Net change in contract owners’ equity	124,066	49,268	333,080	2,934,876	(472,146)	355,018
Contract owners’ equity at beginning of period	810,902	761,634	16,281,909	13,347,033	5,900,671	5,545,653

Contract owners’ equity at end of period	$934,968	810,902	16,614,989	16,281,909	5,428,525	5,900,671

CHANGE IN UNITS:
Beginning units	27,968	32,217	361,136	435,830	212,145	247,960
Units purchased	7,842	1,861	4,333	2,340	5,846	6,217
Units redeemed	(5,283)	(6,110)	(88,513)	(77,034)	(23,850)	(42,032)

Ending units	30,527	27,968	276,956	361,136	194,141	212,145

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-D (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

There were no subaccount name changes for the one-year period ended December 31, 2020.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 2.45%. As of December 31, 2020, the contracts within the Separate Account reached up to a variable account charge of 2.35%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.35% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC	0.05%
Maximum Anniversary Death Benefit Option	0.15%
Five Year Reset Death Benefit Option	0.05%
Nursing Home and Long Term Care Option	0.05%
5% Interest Guaranteed Minimum Income Benefit Option	0.45%
Maximum Anniversary Guaranteed Minimum Income Benefit Option	0.30%
Beneficiary Protector Option	0.40%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $99,188 and $273,962, respectively, and total transfers from the Separate Account to the fixed account were $1,268,457 and $3,271,097, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$120,035,983	$-	$-	$120,035,983

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$404,167	$1,725,099
WRBDP	926,517	1,193,970
WRBP	782,534	1,545,567
WRCEP	1,042,428	2,489,483
WRDIV	179,183	234,107
WRENG	90,055	102,497
WRGNR	48,327	134,729
WRGP	2,923,323	3,174,155
WRHIP	990,307	1,325,386
WRI2P	103,358	288,615
WRIP	56,986	535,670
WRMCG	399,275	471,263
WRMMP	2,654,455	2,969,574
WRRESP	115,140	123,858
WRSCP	149,220	1,147,829
WRSCV	216,728	123,413
WRSTP	1,917,266	4,272,084
WRVP	381,580	581,042

	$13,380,849	$22,438,341

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	1.35%	to	2.35%	303,554	$36.59	to	$31.07	$10,805,327	1.96%	12.34%	to	11.20%
2019	1.35%	to	2.35%	353,692	32.58	to	27.94	11,234,747	2.02%	20.13%	to	18.92%
2018	1.35%	to	2.35%	442,966	27.12	to	23.50	11,746,293	1.65%	-6.72%	to	-7.67%
2017	1.35%	to	2.35%	582,185	29.07	to	25.45	16,589,410	1.53%	16.68%	to	15.50%
2016	1.35%	to	2.35%	685,714	24.91	to	22.03	16,769,078	0.58%	-3.88%	to	-4.85%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	1.35%	to	2.35%	442,952	19.35	to	15.24	8,360,797	2.52%	9.47%	to	8.36%
2019	1.35%	to	2.35%	462,154	17.67	to	14.06	7,987,862	2.72%	10.66%	to	9.54%
2018	1.35%	to	2.35%	525,077	15.97	to	12.84	8,195,855	2.17%	-3.23%	to	-4.22%
2017	1.35%	to	2.35%	650,090	16.50	to	13.40	10,499,945	1.59%	2.61%	to	1.58%
2016	1.35%	to	2.35%	747,471	16.08	to	13.20	11,778,500	2.41%	2.63%	to	1.60%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	1.35%	to	2.00%	273,972	28.43	to	24.90	7,598,299	1.41%	12.57%	to	11.83%
2019	1.35%	to	2.05%	325,034	25.26	to	22.26	8,024,764	1.72%	20.44%	to	19.65%
2018	1.35%	to	2.05%	343,280	20.97	to	18.44	7,039,461	1.62%	-4.55%	to	-5.23%
2017	1.35%	to	2.05%	418,479	21.97	to	19.46	9,008,148	1.61%	9.87%	to	9.09%
2016	1.35%	to	2.05%	478,205	20.00	to	17.83	9,386,058	1.40%	0.66%	to	-0.06%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	1.35%	to	2.05%	518,220	31.69	to	27.47	16,041,361	0.54%	19.88%	to	19.03%
2019	1.35%	to	2.05%	599,534	26.44	to	23.08	15,485,594	0.58%	29.32%	to	28.40%
2018	1.35%	to	2.05%	718,484	20.44	to	17.97	14,365,300	0.48%	-5.81%	to	-6.48%
2017	1.35%	to	2.05%	949,165	21.70	to	19.22	20,174,001	0.44%	19.13%	to	18.29%
2016	1.35%	to	2.05%	1,100,385	18.22	to	16.25	19,660,608	0.45%	2.34%	to	1.62%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	1.35%	to	2.05%	60,640	24.54	to	21.80	1,457,999	2.54%	1.76%	to	1.03%
2019	1.35%	to	2.05%	64,555	24.12	to	21.57	1,523,543	2.85%	21.49%	to	20.63%
2018	1.35%	to	2.05%	76,116	19.85	to	17.88	1,478,800	1.69%	-12.88%	to	-13.50%
2017	1.35%	to	2.05%	106,131	22.79	to	20.68	2,373,817	1.30%	14.01%	to	13.20%
2016	1.35%	to	2.05%	116,071	19.99	to	18.26	2,278,747	1.25%	5.51%	to	4.77%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	1.35%	to	1.95%	36,363	4.42	to	4.04	159,031	1.74%	-37.69%	to	-38.07%
2019	1.35%	to	1.95%	41,792	7.10	to	6.53	292,413	0.00%	2.08%	to	1.46%
2018	1.35%	to	1.95%	49,081	6.95	to	6.43	336,843	0.00%	-35.03%	to	-35.43%
2017	1.35%	to	1.95%	63,370	10.70	to	9.96	668,463	0.63%	-13.82%	to	-14.34%
2016	1.35%	to	1.95%	79,385	12.41	to	11.63	971,503	0.13%	32.74%	to	31.93%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	1.35%	to	2.35%	64,199	7.74	to	6.60	486,746	2.28%	-13.18%	to	-14.06%
2019	1.35%	to	2.35%	78,288	8.92	to	7.68	684,591	1.00%	7.98%	to	6.88%
2018	1.35%	to	2.35%	106,682	8.26	to	7.19	863,795	0.31%	-24.27%	to	-25.05%
2017	1.35%	to	2.35%	140,535	10.91	to	9.59	1,505,683	0.14%	1.58%	to	0.56%
2016	1.35%	to	2.35%	149,007	10.74	to	9.54	1,573,653	0.70%	22.14%	to	20.91%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	1.35%	to	2.35%	591,561	39.81	to	34.87	22,993,145	0.00%	28.79%	to	27.48%
2019	1.35%	to	2.35%	674,891	30.91	to	27.35	20,393,251	0.00%	34.74%	to	33.38%
2018	1.35%	to	2.35%	836,742	22.94	to	20.51	18,790,026	0.03%	0.89%	to	-0.13%
2017	1.35%	to	2.35%	1,159,716	22.74	to	20.53	25,870,826	0.25%	27.60%	to	26.31%
2016	1.35%	to	2.35%	1,363,981	17.82	to	16.26	23,880,213	0.02%	-0.14%	to	-1.15%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	1.35%	to	2.05%	199,259	31.36	to	27.18	6,110,526	7.33%	4.60%	to	3.85%
2019	1.35%	to	2.05%	224,313	29.98	to	26.18	6,582,310	6.50%	9.69%	to	8.91%
2018	1.35%	to	2.05%	278,863	27.33	to	24.03	7,467,843	6.52%	-3.44%	to	-4.13%
2017	1.35%	to	2.05%	358,919	28.31	to	25.07	9,942,690	5.58%	5.24%	to	4.50%
2016	1.35%	to	2.05%	369,309	26.90	to	23.99	9,729,030	7.32%	14.62%	to	13.81%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	1.35%	to	1.95%	56,837	21.83	to	19.72	1,225,033	2.40%	5.74%	to	5.10%
2019	1.35%	to	1.95%	67,342	20.65	to	18.77	1,370,520	1.53%	17.09%	to	16.38%
2018	1.35%	to	2.05%	88,862	17.64	to	15.89	1,543,483	1.62%	-18.93%	to	-19.51%
2017	1.35%	to	2.05%	108,540	21.75	to	19.74	2,325,312	1.37%	21.50%	to	20.64%
2016	1.35%	to	2.05%	102,747	17.90	to	16.36	1,813,841	1.36%	-0.28%	to	-0.98%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	1.35%	to	2.05%	178,869	23.61	to	20.46	4,125,484	0.41%	18.95%	to	18.11%
2019	1.35%	to	2.05%	201,977	19.85	to	17.33	3,921,168	0.65%	24.23%	to	23.35%
2018	1.35%	to	2.05%	235,773	15.98	to	14.05	3,682,449	0.49%	-7.54%	to	-8.20%
2017	1.35%	to	2.05%	305,629	17.28	to	15.30	5,173,894	0.05%	22.85%	to	21.98%
2016	1.35%	to	2.05%	329,497	14.07	to	12.55	4,546,298	0.22%	-4.34%	to	-5.02%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	1.35%	to	2.05%	53,014	57.36	to	51.33	2,988,199	0.00%	46.99%	to	45.95%
2019	1.35%	to	2.05%	57,890	39.02	to	35.17	2,221,087	0.00%	36.08%	to	35.11%
2018	1.35%	to	2.05%	77,320	28.67	to	26.03	2,181,443	0.00%	-1.42%	to	-2.12%
2017	1.35%	to	2.05%	120,692	29.09	to	26.59	3,455,174	0.00%	25.19%	to	24.30%
2016	1.35%	to	2.05%	118,915	23.23	to	21.39	2,720,594	0.00%	4.69%	to	3.95%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	1.35%	to	1.95%	362,536	9.80	to	8.67	3,516,473	0.38%	-0.98%	to	-1.58%
2019	1.35%	to	1.95%	390,008	9.90	to	8.81	3,831,482	1.78%	0.46%	to	-0.15%
2018	1.35%	to	1.95%	312,898	9.86	to	8.83	3,070,291	1.55%	0.15%	to	-0.47%
2017	1.35%	to	1.95%	180,152	9.84	to	8.87	1,762,444	0.53%	-0.77%	to	-1.37%
2016	1.35%	to	1.95%	406,167	9.92	to	8.99	3,999,774	0.12%	-1.22%	to	-1.82%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	1.35%	to	2.05%	34,767	26.11	to	23.23	892,454	1.72%	-4.44%	to	-5.12%
2019	1.35%	to	2.05%	38,181	27.32	to	24.48	1,026,073	1.59%	22.75%	to	21.88%
2018	1.35%	to	2.05%	49,880	22.26	to	20.09	1,093,433	1.62%	-6.85%	to	-7.52%
2017	1.35%	to	2.05%	68,586	23.89	to	21.72	1,613,362	1.36%	3.97%	to	3.23%
2016	1.35%	to	2.05%	84,567	22.98	to	21.04	1,913,588	1.07%	2.86%	to	2.14%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	1.35%	to	2.35%	281,309	37.39	to	30.94	10,273,379	0.00%	35.81%	to	34.43%
2019	1.35%	to	2.35%	313,018	27.53	to	23.01	8,418,040	0.00%	21.70%	to	20.47%
2018	1.35%	to	2.35%	381,511	22.62	to	19.10	8,441,880	0.40%	-5.42%	to	-6.38%
2017	1.35%	to	2.35%	447,564	23.92	to	20.41	10,482,981	0.00%	21.46%	to	20.23%
2016	1.35%	to	2.35%	501,291	19.69	to	16.97	9,677,259	0.00%	1.53%	to	0.50%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	1.35%	to	2.05%	30,527	31.00	to	27.53	934,079	0.00%	5.58%	to	4.83%
2019	1.35%	to	2.05%	27,968	29.36	to	26.26	809,997	0.00%	22.65%	to	21.78%
2018	1.35%	to	2.05%	32,217	23.94	to	21.57	760,841	0.12%	-11.70%	to	-12.33%
2017	1.35%	to	2.05%	41,425	27.11	to	24.60	1,105,566	0.00%	12.20%	to	11.40%
2016	1.35%	to	2.05%	42,597	24.17	to	22.08	1,013,996	0.36%	27.14%	to	26.24%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	1.35%	to	2.35%	276,956	61.30	to	57.28	16,612,126	0.00%	33.54%	to	32.18%
2019	1.35%	to	2.35%	361,136	45.91	to	43.34	16,279,605	0.00%	47.47%	to	45.97%
2018	1.35%	to	2.35%	435,830	31.13	to	29.69	13,333,433	0.00%	-6.52%	to	-7.48%
2017	1.35%	to	2.35%	530,561	33.30	to	32.09	17,360,481	0.00%	30.34%	to	29.02%
2016	1.35%	to	2.35%	588,285	25.55	to	24.87	14,780,590	0.00%	0.18%	to	-0.84%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	1.35%	to	2.05%	194,141	28.76	to	25.00	5,427,542	2.02%	0.61%	to	-0.11%
2019	1.35%	to	2.05%	212,145	28.58	to	25.02	5,899,621	0.80%	24.62%	to	23.74%
2018	1.35%	to	2.05%	247,960	22.94	to	20.22	5,543,841	1.92%	-8.50%	to	-9.15%
2017	1.35%	to	2.05%	298,982	25.06	to	22.26	7,315,247	1.40%	10.98%	to	10.20%
2016	1.35%	to	2.05%	336,405	22.58	to	20.20	7,424,914	1.23%	9.64%	to	8.87%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.